Registration No. 333-171815
File No. 811-22520
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PreEffective Amendment No.	□
PostEffective Amendment No. 18	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒
Oppenheimer Ultra-Short Duration Fund
(Exact Name of Registrant as Specified in Charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)
(303) 768-3200
(Registrant’s Telephone Number, including Area Code)
Cynthia Lo Bessette, Esq.
OFI Global Asset Management, Inc.
225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
□ on                                        pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on                                       pursuant to paragraph (a)(1)
□ 75 days after filing pursuant to paragraph (a)(2)
□ on                                       pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
□ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of November, 2017.
Oppenheimer Ultra-Short Duration Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:
Signatures	Title	Date
Robert J. Malone* Robert J. Malone	Chairman of the Board of Trustees	November 9, 2017
Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	November 9, 2017
Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	November 9, 2017
Andrew J. Donohue* Andrew J. Donohue	Trustee	November 9, 2017
Jon S. Fossel* Jon S. Fossel	Trustee	November 9, 2017
Richard F. Grabish* Richard F. Grabish	Trustee	November 9, 2017
Beverly L. Hamilton* Beverly L. Hamilton	Trustee	November 9, 2017
Victoria J. Herget* Victoria J. Herget	Trustee	November 9, 2017
F. William Marshall, Jr.* F. William Marshall, Jr.	Trustee	November 9, 2017
Karen L. Stuckey* Karen L. Stuckey	Trustee	November 9, 2017
James D. Vaughn* James D. Vaughn	Trustee	November 9, 2017
*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX
Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document